Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Balances and Transactions With Related Parties

13.  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between the companies belonging to the Group have been eliminated on consolidation and are not itemized in this note.

As of the date of these financial statements, no guarantees have been given or received nor has any allowance for bad or doubtful accounts been recorded with respect to receivable balances for related party transactions.

The controlling shareholder of the Company is the Italian corporation Enel S.p.A.

13.1  Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2018 and 2017 are as follows:

a)    Receivables from related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	More than 90 days	18	18	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	—	1	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	79	35	—	—
Foreign	Endesa Operaciones y Servicios Comerciales	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	72	—	—	—
Foreign	Endesa Operaciones y Servicios Comerciales	Spain	Common Immediate Parent	CP$	Other services	Less than 90 days	—	75	—	—
Foreign	SACME	Argentina	Associate	AR$	Other services	Less than 90 days	21	41	108	255
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CP$	Other services	Less than 90 days	—	32	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	—	1,289	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	753	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	—	10	—	—
91.081.000-6	Enel Generacion Chile S.A	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	3	—	—	—
91.081.000-6	Enel Generacion Chile S.A	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	—	2	—	—
91.081.000-6	Enel Generacion Chile S.A	Chile	Common Immediate Parent	AR$	Other services	Less than 90 days	22	22	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,354	4	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	7	1,489	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CP$	Other services	Less than 90 days	24	16	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	AR$	Other services	Less than 90 days	97	94	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Other services	Less than 90 days	—	120	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	373	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CP$	Other services	Less than 90 days	879	918	—	—
Foreign	Enel S.p.A.	Italy	Parent	R$	Other services	Less than 90 days	267	—	—	—
Foreign	Enel Green Power S.p.a	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	72	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	—	17	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	CP$	Other services	Less than 90 days	—	29	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PS$	Other services	Less than 90 days	36	37	—	—
Foreign	Enel Green Power Colombia	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	—	237	—	—
Foreign	Enel Green Power Participações Ltda	Brazil	Common Immediate Parent	R$	Energy sales	Less than 90 days	3,059	1,670	1,544	2,590
Foreign	Enel Green Power Participações Ltda	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	1,312	260	—	—
Foreign	Enel Green Power Participações Ltda	Brazil	Common Immediate Parent	R$	Tolls	Less than 90 days	19	25	—	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	AR$	Other services	Less than 90 days	6	12	—	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	CP$	Other services	Less than 90 days	33	31	—	—
Foreign	Enel Energia	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	83	87	—	—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	AR$	Other services	Less than 90 days	330	594	—	—
Foreign	Enel Green Power North América Inc.	United States	Common Immediate Parent	US$	Other services	Less than 90 days	29	6	—	—
78.932.860-9	Gas Atacama Chile	Chile	Common Immediate Parent	R$	Current mercantile account	Less than 90 days	108	126	—	—
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	155	106	—	—
Foreign	Enel Iberia Srl	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	29	—	—	—
Foreign	Enel Iberia Srl	Colombia	Common Immediate Parent	Euros	Other services	Less than 90 days	1,288	—	—	—
Foreign	Energética Monzon S.A.C	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	191	—	—	—
Foreign	Energética Monzon S.A.C	Perú	Common Immediate Parent	PS$	Other services	Less than 90 days	254	—	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	194	—	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C	Perú	Common Immediate Parent	PS$	Other services	Less than 90 days	230	—	—	—
Foreign	Enel Green Power Perú (USD)	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	1,091	—	—	—
Foreign	Enel Green Power Perú (USD)	Perú	Common Immediate Parent	PS$	Other services	Less than 90 days	1,700	—	—	—
Foreign	Enel X S.R.L	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	149	—	—	—

		Total					14,337	7,403	1,652	2,845

b)    Accounts payable to related companies

							Balance as of
							Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Foreign	Enel Latinoamérica S.A.	Spain	Common Immediate Parent	AR$	Dividends	Less than 90 days	29	57	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CP$	Other services	Less than 90 days	—	81	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	—	237	—	—
Foreign	SACME	Argentina	Associate	AR$	Other services	Less than 90 days	237	258	—	—
78.932.860-9	Gas Atacama Chile	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	153	81	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	202	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	—	170	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	11	—	—	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,439	1,731	—	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Euros	Purchase of materials	Less than 90 days	—	897	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	—	136	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	9,850	7,865	—	—
Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	1,637	1,302	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	153	261	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CP$	Other services	Less than 90 days	—	60	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	209	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	AR$	Other services	Less than 90 days	17	16	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,329	1,809	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	185	270	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CP$	Other services	Less than 90 days	116	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	Euros	Other services	Less than 90 days	46	3,198	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	6,422	2,961	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	664	2,386	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CP$	Other services	Less than 90 days	616	—	—	—
Foreign	Enel Map	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	16,089	—	—	—
Foreign	Yacylec S.A.	Argentina	Common Immediate Parent	AR$	Other services	Less than 90 days	12	60	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	3,268	1,857	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	45,886	41,175	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	—	5,546	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	Less than 90 days	186,697	110,188	—	—
Foreign	Enel S.p.A.	Italy	Parent	CP$	Other services	Less than 90 days	127	232	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	—	121	—	—
Foreign	Enel S.p.A.	Italy	Parent	AR$	Other services	Less than 90 days	—	57	—	—
Foreign	Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	R$	Energy purchases	Less than 90 days	11,644	15,972	—	—
Foreign	Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	812	603	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	CP$	Other services	Less than 90 days	—	586	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	38,825	24,302	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	PS$	Other services	Less than 90 days	—	274	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	63	63	—	—
Foreign	Enel Fortuna S.A.	Panama	Common Immediate Parent	US$	Other services	Less than 90 days	53	58	—	—
Foreign	Enel Green Power SPA	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	3,074	80	—	—
Foreign	Enel Green Power Italy	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	—	77	—	—
Extranjera	Enel Iberia SRL	Italy	Common Immediate Parent	CP$	Other services	Less than 90 days	155	—	—	—
Extranjera	Enel Iberia SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,315	—	—	—
Extranjera	Enel Sole	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	999	—	—	—
Extranjera	Enel Global Thermal Generation SRL	Italy	Common Immediate Parent	AR$	Other services	Less than 90 days	2,913	—	—	—
Extranjera	Enel Global Thermal Generation SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,467	—	—	—
Extranjera	Enel Global Thermal Generation SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,110	—	—	—
Extranjera	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	PS$	Other services	Less than 90 days	371	—	—	—
Extranjera	Enel Green Power Peru (USD)	Perú	Common Immediate Parent	PS$	Other services	Less than 90 days	101	—	—	—
Extranjera	Enel Green Power Peru (USD)	Perú	Common Immediate Parent	PS$	Energy purchases	Less than 90 days	513	—	—	—
Extranjera	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,171	—	—	—
Extranjera	Cesi S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	343	—	—	—
Extranjera	Endesa Distribución Eléctrica	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	273	—	—	—
Extranjera	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	162	—	—	—
Extranjera	ENEL X S.R.L.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	523	—	—	—
Extranjera	Enel Finance International NV (*)	Holanda	Common Immediate Parent	R$	Loans payable (*)	more than 90 days	2,466,231	—	—	—
Extranjera	Enel Finance International NV (*)	Holanda	Common Immediate Parent	R$	Loans payable (*)	more than 90 days	77,566	—	—	—
Extranjera	Enel Finance International NV (*)	Holanda	Common Immediate Parent	R$	Loans payable (*)	more than 90 days	108,590	—	—	—

		Total					2,996,668	225,027	—	—

(*) See Note d) below

c)    Significant transactions and effects on income/expenses:

Transactions with related companies that are not consolidated and their effects on profit or loss are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2018 ThUS$	12-31-2018 ThUS$	12-31-2016 ThUS$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other operating income	—	90	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other services rendered	103	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other operating income	—	—	65
Foreign	Enel Latinoamérica S.A	Spain	Common Immediate Parent	Other fixed operating expenses	—	—	(127)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Fuel consumption	—	—	(16,975)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Other fixed operating expenses	(53)	(160)	(39)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Gas consumption	—	—	(20,267)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Gas transportation	—	—	(13,197)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Other financial income	—	—	2
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Energy purchases	—	—	657
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Tolls	—	—	(223)
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Other fixed operating expenses	—	—	(55)
Foreign	SACME	Argentina	Associate	Outsourced services	—	—	(2,438)
Foreign	SACME	Argentina	Associate	Other services rendered	(1,739)	(2,761)	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	(2,195)
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Tolls	—	—	(63)
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Other services rendered	—	—	88
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	194
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other fixed operating expenses	—	(234)	(1,214)
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other operating income	—	10	4
96.806.130-5	Electrogas S.A. (*)	Chile	Associate	Tolls	—	—	(1,309)
96.806.130-5	Electrogas S.A. (*)	Chile	Associate	Fuel consumption	—	—	259
Foreign	Endesa Operaciones y Servicios	Spain	Common Immediate Parent	Other services rendered	231	259	—
Foreign	Endesa Operaciones y Servicios	Spain	Common Immediate Parent	Other operating income	—	—	231
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Other services rendered	—	—	—
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	Other services rendered	—	—	9
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	Other fixed operating expenses	—	—	(2,487)
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Energy purchases	—	—	9,101
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other operating income	—	—	25
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other services rendered	—	—	3,280
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other fixed operating expenses	—	—	(7)
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Tolls	—	—	(1,926)
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (*)	Chile	Joint Venture	Tolls	—	—	(364)
Foreign	Endesa España	Spain	Common Immediate Parent	Other fixed operating expenses	(149)	(150)	(170)
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Other operating income	—	—	71
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Other fixed operating expenses	(2,055)	(1,249)	(821)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Energy purchases	—	—	(1,208)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Tolls	—	—	(60)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Other services rendered	—	—	53
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Energy purchases	—	—	51
76.052.206-6	Parque Eolico Valle de los Vientos S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	(4,155)
76.052.206-6	Parque Eolico Valle de los Vientos S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	206
Foreign	Enel S.p.A.	Italy	Parent	Other fixed operating expenses	(1,016)	(12,758)	(18,284)
Foreign	Enel S.p.A.	Italy	Parent	Other fixed operating expenses	(2,144)	(1,686)	—
Foreign	Enel S.p.A.	Italy	Parent	Other operating income	608	593	153
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Other fixed operating expenses	(16,630)	(16,805)	—
Foreign	Enel Italia	Italy	Common Immediate Parent	Other fixed operating expenses	(1,505)	—	(6,120)
76.179.024-2	Parque Eolico Tal Tal S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	(6,480)
76.179.024-2	Parque Eolico Tal Tal S.A. (*)	Chile	Common Immediate Parent	Energy purchases	—	—	38
Foreign	Enel Produzione	Italy	Common Immediate Parent	Other fixed operating expenses	(641)	(532)	(487)
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	Other services rendered	—	54	19
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	Other fixed operating expenses	—	(93)	(192)
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Sale of Materials	—	—	5,204
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other fixed operating expenses	(55)	(169)	(262)
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other financial income	—	—	49
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other services rendered	—	—	(19)
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other financial income	—	—	1,543
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other services rendered	—	—	77
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other fixed operating expenses	(73)	(264)	(4,244)
96.770.940-9	Celta	Chile	Common Immediate Parent	Other fixed operating expenses	—	—	(599)
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other operating income	—	—	79
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other services rendered	—	—	128
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other fixed operating expenses	—	(3,328)	(3,381)
76.788.080-4	Gas Atacama Chile	Chile	Common Immediate Parent	Other fixed operating expenses	(443)	(465)	—
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other financial expenses	—	—	(490)
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other services rendered	(8,128)	—	4,244
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other fixed operating expenses	—	(3,931)	(8,055)
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other financial income	—	431	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other operating income	—	16	—
Foreign	Yacylec	Argentina	Associate	Other services rendered	8	14	15
Foreign	Yacylec	Argentina	Associate	Other services rendered	—	—	(150)
Foreign	Yacylec	Argentina	Associate	Other fixed operating expenses	(101)	(162)	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Other fixed operating expenses	(619)	(143)	(94)
76.126.507-5	Parque Eolico Talinay Oriente SA (*)	Chile	Common Immediate Parent	Energy purchases	—	—	59
76.126.507-5	Parque Eolico Talinay Oriente SA (*)	Chile	Common Immediate Parent	Energy purchases	—	—	(150)
Foreign	Enel Energía	Italy	Common Immediate Parent	Other operating income	3	88	—
Foreign	Enel Green Power Colombia	Colombia	Common Immediate Parent	Other services rendered	314	263	—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	Other services rendered	—	589	—
Foreign	Enel Green Power North America Inc.	United States	Common Immediate Parent	Other services rendered	24	6	—
Foreign	Enel Fortuna S.A.	Panama	Common Immediate Parent	Other fixed operating expenses	(122)	(58)	—
Foreign	Enel Green Power SPA	Italy	Common Immediate Parent	Other fixed operating expenses	(3,307)	(81)	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy purchases	24,333	31,250	5,411
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Energy sales	(126,627)	(108,947)	(36,486)
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Tolls	196	160	—
Foreign	Grupo Enel Green Power Brasil Participações Ltda	Brazil	Common Immediate Parent	Other fixed operating expenses	—	12	280
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	Other fixed operating expenses	(283)	—	—
Foreign	Enel Global Thermal Generation SRL	Italy	Common Immediate Parent	Other fixed operating expenses	(5,561)	—	—
Foreign	Enel Green Power Peru (USD)	Perú	Common Immediate Parent	Tolls	(2,089)	—	—
Foreign	Enel Green Power Peru (USD)	Perú	Common Immediate Parent	Energy purchases	(2,802)	—	—
Foreign	Enel Green Power Peru (USD)	Perú	Common Immediate Parent	Other services rendered	2,371	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	Other services rendered	3	—	—
Foreign	Enel Map	Italy	Common Immediate Parent	Other fixed operating expenses	(15,986)	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Other fixed operating expenses	(2,238)	—	—
Foreign	Energética Monzon S.A.C.	Perú	Common Immediate Parent	Other services rendered	380	—	—
Foreign	Endesa Distribución Eléctrica	Spain	Common Immediate Parent	Other fixed operating expenses	(282)	—	—
Foreign	ENEL X S.R.L.	Italy	Common Immediate Parent	Other fixed operating expenses	(327)	—	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Other financial expenses	(43,873)	—	—
				Total	(210,274)	(120,141)	(123,198)

Transfers of short-term funds between related companies are treated as current accounts changes, with variable interest rates based on market conditions used for the monthly balance. The resulting amounts receivable or payable are usually at 30 days term, with automatic rollover for the same periods and amortization in line with cash flows.

d)    Significant transactions Enel Américas:

•

In May 2017, Enel Américas S.A. granted short-term loans to Enel Chile S.A. for ThCh$150,000,000 (ThUS$224,075), which were fully amortized on May 25, 2017. These c + 0.05% per month. As at December 31, 2018, there was no outstanding debt between Enel Américas S.A. and Enel Chile S.A.

•

On September 26, 2018, Enel Finance International NV executed with Enel Brasil a credit agreement in Reals for the amount of R$ 9,400 million (about US$2,500 million), which was actually disbursed on October 5, 2018 as a fixed rate of 7.676% and maturity on July 2, 2019. The funds were used for the prepayment of promissory notes held by Enel Brasil and Enel Sudeste issued for the purchase of Eletropaulo, currently Enel Distribución Sao Paulo.

13.2   Board of directors and key management personnel

The Company is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors as of December 31, 2018 was elected at the Ordinary Shareholders Meeting held on April 28, 2017, and is composed of the following members:

Mr. Francisco de Borja Acha Besga

Mr. José Antonio Vargas Lleras

Mr. Livio Gallo

Mr. Enrico Viale

Mr. Hernán Somerville Senn

Mr. Patricio Gómez Sabaini

Mr. Domingo Cruzat Amunátegui

At the Board of Directors’ meeting held on April 29, 2016, Mr. Francisco de Borja Acha Besga was appointed as Chairman of the Board, Mr. José Antonio Vargas Lleras was appointed as Vice Chairman of the Board and Mr. Domingo Cruzat Amunátegui was appointed as Secretary of the Board.

Likewise, at the same Board of Directors Meeting, the Directors’ Committee was elected under the requirements of Law No. 18,046 on Corporations and the Sarbanes-Oxley Act. The Directors’ Committee is composed of the following independent directors: Mr. Hernán Sommerville Senn (as Chairman), Mr. Patricio Gómez Sabaini and Mr. Domingo Cruzat Amunátegui (as Secretary).

The Board of Directors determined that Mr. Hernan Sommerville Senn is a financial expert for the Directors’ Committee of the Company.

a)   Accounts receivable and payable and other transactions

•	Accounts receivable and payable

There are no outstanding amounts receivable or payable between the Company and the members of the Board of Directors and key management personnel.

•	Other transactions

No transactions other than the payment of compensations have taken place between the Company and the members of the Board of Directors and key management personnel and other than transactions in the normal course of business-electricity supply.

b)   Compensation for directors

In accordance with Article 33 of Law No. 18,046 governing stock corporations, the compensation of Directors is established each year at the Ordinary Shareholders Meeting of the Company.

The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended. The breakdown of this compensation is as follows:

–    UF 216 as a fixed monthly fee, and

–    UF 79.2 as per diem for each Board meeting attended with a maximum of 16 sessions in total.

According to the provisions of the bylaws, the remuneration of the Board of Director Chairman will be twice that of a Director.

In the event a Director of Enel Américas participates in more than one Board of Directors of domestic or foreign subsidiaries and / or affiliated, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Américas S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Américas S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors in any of the domestic or foreign Enel Américas S.A.’s subsidiaries, affiliates or investee in any way. Therefore, said remunerations or per diem allowances may be received by the executive officers as long as this is previously and expressly authorized as advance of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

 Directors’ Committee:

Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

–    UF 72.00 as a fixed monthly fee, in any event, and

–    UF 26.40 as per diem for each Board meeting attended.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2018, 2017 and 2016:

			December 31, 2018
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga (1)	Chairman	January - December 2018	—	—	—
Foreigner	José Antonio Vargas Lleras (2)	Vice Chairman	January - December 2018	—	—	—
Foreigner	Enrico Viale (4)	Director	January - December 2018	—	—	—
Foreigner	Livio Gallo (3)	Director	January - December 2018	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2018	166	—	50
Foreigner	Patricio Gómez Sabaini (5)	Director	January - December 2018	163	—	50
6.989.304-K	Domingo Cruzat Amunátegui (6)	Director	January - December 2018	166	—	50

	TOTAL			495	—	150

			December 31, 2017
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga (1)	Chairman	January - December 2017	—	—	—
Foreigner	José Antonio Vargas Lleras (2)	Vice Chairman	January - December 2017	—	—	—
Foreigner	Enrico Viale (4)	Director	January - December 2017	—	—	—
Foreigner	Livio Gallo (3)	Director	January - December 2017	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2017	121	—	40
Foreigner	Patricio Gómez Sabaini (5)	Director	January - December 2017	121	—	39
6.989.304-K	Domingo Cruzat Amunátegui (6)	Director	January - December 2017	119	—	39

	TOTAL			361	—	118

			December 31, 2016
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors' Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
5.710.967-K	Pablo Yrarrazaval Valdés	Chairman	January - October 2014	—	—	—
Foreigner	Francisco de Borja Acha Besga	Chairman	January -June 2016	—	—	—
Foreigner	José Antonio Vargas Lleras	Vice Chairman	May - June 2016	—	—	—
Foreigner	Franceso Starace	Vice Chairman	January - April 2016	—	—	—
4.975.992-4	Hernan Chadwick Piñera	Director	January -June 2016	37	—	12
Foreigner	Enrico Viale	Director	May - June 2016	—	—	—
Foreigner	Livio Gallo	Director	May - June 2016	—	—	—
6.429.250-1	Rafael Fernández Morandé	Director	January - April 2016	37	—	12
4.132.185-7	Hernán Somerville Senn	Director	January - December 2016	105	—	35
Foreigner	Patricio Gómez Sabaini	Director	May - December 2016	74	—	25
6.989.304-K	Domingo Cruzat Amunátegui	Director	May - December 2016	74	—	25
5.719.922-9	Leonidas Vial Echeverria	Director	January -June 2016	—	—	—
Foreigner	Alberto de Paoli	Director	January - April 2016	—	—	—
Foreigner	Francesca Di Carlo	Director	January - April 2016	—	—	—

	TOTAL			327	—	109
(1)	On September 30, 2015, Mr. Francisco Borja Ascha Besga was appointed as Chairman, and he was again appointed as Chairman on April 29, 2016. He is not compensated.
(2)	Mr. José Antonio Vargas Lleras was appointed as Vice Chairman on April 29, 2016. He is not compensated.
(3)	Mr. Livio Gallo was designated as Director of the Board on April 28, 2016. He is not compensated.
(4)	Mr. Enrico Viale was appointed as Director of the Board on April 28, 2016. He is not compensated.
(5)	Mr. Patricio Gómez Sabaini was appointed as Director of the Board on April 28, 2016.
(6)	Mr. Domingo Cruzat Amunátegui was appointed as Director of the Board on April 28, 2016.

c)   Guarantees given by the Company in favor of the directors

No guarantees have been given to the directors.

13.3   Compensation for key management personnel

a)   Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreigner	Aurelio Ricardo Bustilho de Oliveira (2)	Administration, Finance and Control Officer
Foreigner	Bruno Stella (3)	Planning and Control Officer
Foreigner	Raffaele Cutrignelli (4)	Internal Audit Officer
15.307.846-7	José Miranda Montecinos (5)	Communications Officer
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board

Mr. José Miranda Montecinos and Mr. Domingo Valdés Prieto, are personnel of Enel Américas, exclusively compensated by Enel Chile S.A. who is the employer, but render executive services to the Company pursuant to an intercompany agreement between both entities.

(1)	Mr. Maurizio Bezzeccheri was appointed on August 1, 2018 as General Manager replacing Mr. Luca D’Agnese who resigned voluntarily, rendering services until July 31, 2018.
(2)	Mr. Paolo Pallotti resigned voluntarily, rendering services until September 30, 2018. As replacement, Mr. Aurelio Ricardo Bustilho de Oliveira was appointed as from October 1, 2018.
(3)	Mr. Bruno Stella was appointed on July 1, 2018 as Planning and Control Manager replacing Mr. Emanuele Brandolini.
(4)	Mr. Raffaele Cutrignelli was appointed on October 1, 2016 as Internal Audit Manager.
(5)	Mr. José Miranda Montecinos was appointed on December 1, 2014 as Manager of Communications.

Incentive plans for key management personnel

Enel Américas has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	For the years ended December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Cash compensation	2,586	4,046	4,917
Short-term benefits for employees	21	119	245
Other long-term benefits	—	—	86

Total	2,607	4,165	5,248

b)   Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

13.4    Compensation plans linked to share price

There are no payment plans granted to the Directors or key management personnel based on the share price of the Company.